Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2021	2020
Income before income tax expense	1,151	1,011
Income tax expense at statutory rate of 26.5% (2020 - 26.5%)	305	268

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(81)	(102)
Impact of tax deductions from deferred tax asset sharing[1]	(38)	(41)
Impact of tax recovery from deferred tax asset sharing[2]	47	—
Overheads capitalized for accounting but deducted for tax purposes	(22)	(21)
Interest capitalized for accounting but deducted for tax purposes	(16)	(13)
Environmental expenditures	(8)	(6)
Pension and post-retirement benefit contributions in excess of pension expense	(9)	(4)
Net temporary differences attributable to regulated business	(127)	(187)
Net permanent differences	—	1
Recognition of deferred income tax regulatory asset (Note 13)	—	(867)
Total income tax expense (recovery)	178	(785)

Effective income tax rate	15.5%	(77.6%)
[1] Prior to the ODC Decision, the impact represents tax deductions from deferred asset tax sharing given to ratepayers as previously mandated by the OEB. Subsequent to the ODC Decision, and pursuant to the DTA Implementation Decision, the impact represents the additional amounts shared in respect of the fiscal period that is recoverable from ratepayers. See Note 13 - Regulatory Assets and Liabilities.
[2] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 13 – Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2021	2020
Current income tax expense	30	29
Deferred income tax expense (recovery)	148	(814)
Total income tax expense (recovery)	178	(785)

Schedule of Deferred Income Tax Assets and Liabilities	At December 31, 2021 and 2020, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2021	2020
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	659	685
Pension obligations	257	607
Non-capital losses	265	323
Non-depreciable capital property	273	271
Tax credit carryforwards	148	119
Investment in subsidiaries	99	100
Environmental expenditures	44	48
	1,745	2,153
Less: valuation allowance	(378)	(380)
Total deferred income tax assets	1,367	1,773

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,304	976
Regulatory assets and liabilities	308	728
Other	4	1
Total deferred income tax liabilities	1,616	1,705

Net deferred income tax assets (liabilities)	(249)	68

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax assets are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Long-term:
Deferred income tax assets	118	124
Deferred income tax liabilities	(367)	(56)
Net deferred income tax assets (liabilities)	(249)	68

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2021 and 2020, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2021	2020
2035	1	171
2036	483	552
2037	172	172
2038	95	95
2039	199	200
2040	18	27
2041	29	—
Total losses	997	1,217